Average Annual Total Returns{- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 70%	Fidelity Advisor Asset Manager 70%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 70%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	10.12%	9.41%	7.90%	9.57%	8.45%	6.95%	6.29%	7.22%	6.14%	12.50%	9.66%	7.88%	14.96%	9.88%	7.73%	17.17%	11.03%	8.84%	17.28%		11.62%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	15.01%	10.83%	9.22%

[1]	(a)Since inception October 2, 2018.